     As filed with the Securities and Exchange Commission on March 15, 2002


                                                 Registration No. 333-62738
                                                                  811-10411


                      SECURITIES AND EXCHANGE COMMISSION
                      ----------------------------------
                            WASHINGTON, D.C.  20549

                    PREMIER ASSET BUILDER VARIABLE ANNUITY

                                   FORM N-4

                       REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933                   X
                       Pre-Effective Amendment No. ____

                       Post-Effective Amendment No. 2


                                      and

                         REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940            X

                                 Amendment No. 2


                             SEPARATE ACCOUNT VA F
                          (Exact Name of Registrant)

                      TRANSAMERICA LIFE INSURANCE COMPANY
                              (Name of Depositor)

                            4333 Edgewood Road N.E.
                          Cedar Rapids, IA 52499-0001
             (Address of Depositor's Principal Executive Offices)
                 Depositor's Telephone Number: (319) 297-8468

                             Frank A. Camp, Esq.
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                          Cedar Rapids, IA 52499-4240
                    (Name and Address of Agent for Service)

                                    Copy to:
                          Frederick R. Bellamy, Esq.
                      Sutherland, Asbill and Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C. 20004-2415

It is proposed that this filing become effective:

_____  immediately upon filing pursuant to paragraph (b) of Rule 485

  X  on April 15, 2002 pursuant to paragraph (b) of Rule 485
-----

_____  60 days after filing pursuant to paragraph (a)(1) Rule 485


_____  on _________ pursuant to paragraph (a)(1) of Rule 485

_____  75 days after filing pursuant to paragraph (a)(2)

_____  on _______ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on January 18, 2002. Parts A, B and C of the prior filing (Post-Effective Amendment No. 1 to Form N-4, File No. 333-62738) are incorporated by reference.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 14th day of March, 2002.


                             SEPARATE ACCOUNT VAF

                             TRANSAMERICA LIFE INSURANCE
                             COMPANY
                             Depositor
                                                             *
                             ---------------------------------
                             Larry N. Norman
                             President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                 Title                      Date
----------                 -----                      ----

                    *      Director                   __________, 2002
---------------------
Patrick S. Baird

                    *      Director                   __________, 2002
---------------------  (Principal Executive Officer)
Larry N. Norman

/s/ Craig D. Vermie *      Director                     March 14, 2002
---------------------
Craig D. Vermie

                    *      Director                   __________, 2002
---------------------
Douglas C. Kolsrud

                    *      Vice President and         __________, 2002
---------------------      Corporate Controller
Robert J. Kontz

                    *      Director, Vice President,  __________, 2002
---------------------      Treasurer, and Chief
Brenda K. Clancy           Financial Officer


* By Craig D. Vermie, Attorney-in-Fact